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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [_]; Amendment Number:
                                               ------------------

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Spinnaker Capital Limited
Address: 6 Grosvenor Street
         London W1K 4DJ England

Form 13F File Number: 28-12863

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Alexis Habib
Title:   Authorized Signatory
Phone:   +44 20 7903 2900

Signature, Place, and Date of Signing:

    /s/ Alexis Habib       London, England, United Kingdom    November 12, 2010
------------------------   -------------------------------    -----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1
Form 13F Information Table Entry Total:         11
Form 13F Information Table Value Total:   $594,250
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.   Form 13F File Number   Name
     ---   --------------------   -----
     1     28-12864               Spinnaker Asset Management - SAM Limited

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
                                                                     SHARE NUMBER AND TYPE
                                                            VALUE    ----------------------
                                                           (U.S.$     NO. OF SHARES /       INVESTMENT   OTHER   VOTING
       NAME OF ISSUER         TITLE OF CLASS     CUSIP    thousands) PRINCIPAL AMOUNT  TYPE DISCRETION MANAGERS AUTHORITY
---------------------------- ---------------- ----------- ---------- ---------------- ----- ---------- -------- ---------
BANCO BRADESCO S A           SP ADR PFD NEW   059460 30 3    8,609        422,426      SH     DEFINED      1      NONE
BANCO SANTANDER BRASIL S A   ADS REP 1 UNIT   05967A 10 7    1,270         92,200      SH     DEFINED      1      NONE
CIT GROUP INC                COM NEW          125581 80 1   10,409        255,000      SH     DEFINED      1      NONE
ISHARES TR                   MSCI EMERG MKT   464287 23 4  412,476      9,213,225      SH     DEFINED      1      NONE
ITAU UNIBANCO HLDG SA        SPON ADR REP PFD 465562 10 6   31,119      1,286,972      SH     DEFINED      1      NONE
MECHEL OAO                   SPONSORED ADR    583840 10 3   11,399        457,778      SH     DEFINED      1      NONE
NORTH AMERN PALLADIUM LTD    COM              656912 10 2      712        171,868      SH     DEFINED      1      NONE
PETROLEO BRASILEIRO SA PETRO SP ADR NON VTG   71654V 10 1   61,570      1,875,979      SH     DEFINED      1      NONE
STILLWATER MNG CO            COM              86074Q 10 2    2,257        134,001      SH     DEFINED      1      NONE
SUNTECH PWR HLDGS CO LTD     NOTE 3.000% 3/1  86800C AE 4   16,148         18,660      PRN    DEFINED      1      NONE
VALE S A                     ADR REPSTG PFD   91912E 20 4   38,281      1,379,482      SH     DEFINED      1      NONE